14. Warrants (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Settlement charges	$ 1,335,394
Lender [Member]
Shares increased to be purchased with warrant	12,743,728
Drexel [Member]
Shares increased to be purchased with warrant	994,862
Purchase price of warrant	$ 0.35
Warrants owed	200,000
Drexel One [Member]
Shares increased to be purchased with warrant	1,002,231
Purchase price of warrant	$ 0.35
Noteholder Modification Agreement [Member]
Settlement charges	$ 495,394